CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Class A, Class C and Institutional Class shares of Neuberger Berman Short Duration High Income Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 91 to the Registrant’s Registration Statement (“Amendment No. 91”), and (b) that Amendment No. 91 was filed electronically.

Dated: July 13, 2012	By:	/s/ Kevin Lyons
Kevin Lyons
Assistant Secretary